Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	0.9440
Maximum Aggregate Offering Price	$ 944,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 130.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”) of Amesite Inc. (the “Registrant”) which become issuable under the Registrant’s 2018 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, by averaging the high and low sales prices of the Registrant’s Common Stock, as reported on The Nasdaq Capital Market on July 28, 2026, which date is within five business days prior to the filing of this Registration Statement.

Represents 1,000,000 additional shares of Common Stock to be made available for issuance under the Plan. On July 13, 2026, the shareholders of the Registrant approved an amendment to the Plan which increased in the number of shares reserved under the Plan by 1,000,000 shares.